Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (55,909)		$ (33,822)		$ (98,479)
Net loss from discontinued operations	(32,892)		(23,144)		(105,455)
Net income (loss) from continuing operations	(23,017)		(10,678)		6,976
Adjustments required to reconcile net loss to net cash used in operating activities from continuing operations:
Depreciation	1,736		2,683		3,290
Capital loss and disposal of property and equipment	436		2,521		175
Stock-based compensation expenses related to ASC 718	938		1,671		1,767
Accrued interest, amortization of premium and accretion of discounts on held-to-maturity marketable securities and bank deposits	(27)		108		786
Amortization of other intangible assets	2,235		1,764
Decrease in trade receivables, net	8,674		4,402		6,099
Decrease (increase) in other accounts receivable and prepaid expenses	579		751		(2,182)
Decrease (increase) in inventories	1,139		7,152		(5,783)
Decrease (increase) in long term prepaid expenses	171		(171)
Increase (decrease) in trade payables	(9,248)		(10,878)		7,647
Increase (decrease) in other accounts payable and accrued expenses	(5,959)		(2,969)		(3,850)
Increase (decrease) in long term accrued expenses	(547)		547
Increase (decrease) in other long-term liabilities, net	(131)		(9)		91
Decrease in severance pay net and long-term employee liabilities	(296)		(921)		(766)
Net cash provided by (used in) continuing operating activities	(23,317)		(4,027)		14,250
Net cash used in discontinued operating activities	(2,893)		(14,014)		(36,689)
Net cash used in operating activities	(26,210)		(18,041)		(22,439)
Cash flows from investing activities:
Purchase of property and equipment	(795)		(1,651)		(2,481)
Proceeds from sale of property and equipment	11		149		7
Proceeds from bank deposits	5,016		3,350		8,056
Investment in bank deposits	(938)		(4,916)		(3,345)
Investment in held-to-maturity marketable securities					(2,424)
Proceeds from maturity of held-to-maturity marketable securities	1,603		16,885		24,273
Investment in restricted cash	(3,679)
Acquisition of Wavion			(24,618)	[1]
Earn-out adjustment for acquisition of Wavion	(2,718)	[1]
Net cash provided by (used in) continuing investing activities	(1,500)		(10,801)		24,086
Net cash used in discontinued investing activities	(1,309)		(1,693)		(9,544)
Net cash provided by (used in) investing activities	(2,809)		(12,494)		14,542
Cash flows from financing activities:
Proceeds from exercise of employee stock options	1		5		60
Receipt of long term loan			30,000
Repayment of loan	(19,001)		(2,984)
Net cash provided by (used in) continuing financing activities	(19,000)		27,021		60
Net cash provided by discontinued financing activities	1		4		54
Net cash provided by (used in) continuing financing activities	(18,999)		27,025		114
Decrease in cash and cash equivalents	(48,018)		(3,510)		(7,783)
Cash and cash equivalents at the beginning of the year	57,787		61,297		69,080
Cash and cash equivalents at the end of the year	9,769		57,787		61,297
Supplemental disclosure of cash flows activities:
Cash paid during the year for taxes	207		500		572
Cash paid for interest	$ 1,437		$ 56

[1]	Year ended December 31, 2010 2011 2012 Net cash used in discontinued investing activities $ (9,544) $ (1,693) $ (1,309) Net cash provided by (used in) investing activities 14,542 (12,494) (2,809) Cash flows from financing activities: Proceeds from exercise of employee stock options 60 5 1 Receipt of long term loan - 30,000 - Repayment of loan - (2,984) (19,001) Net cash provided by (used in) continuing financing activities 60 27,021 (19,000) Net cash provided by discontinued financing activities 54 4 1 Net cash provided by (used in) financing activities 114 27,025 (18,999) Decrease in cash and cash equivalents (7,783) (3,510) (48,018) Cash and cash equivalents at the beginning of the year 69,080 61,297 57,787 Cash and cash equivalents at the end of the year $ 61,297 $ 57,787 $ 9,769 Supplemental disclosure of cash flows activities: Cash paid during the year for taxes $ 572 $ 500 $ 207 Cash paid for interest $ - $ 56 $ 1,437 (a) Payment for the acquisition of Wavion: Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital deficit (excluding cash and cash equivalents) $ - $ 102 $ - Property and equipment - 1,317 - Accrued severance pay - (203) - Other intangible assets - 22,009 - Goodwill - 13,087 - Less - accrued OCS commitment - (5,992) - Long-term loan - (2,984) - 27,336 - Less - accrued earn out payment - (2,718) - $ - $ 24,618 $ -